SEPTEMBER 2024	HIT’s Impact In Minnesota since inception (1984)*

113	37	$1.9B	26.6M	14,796	$6.6B
Projects	Cities Across	Invested	Hours of Union	Units of Housing	Total Economic
	Minnesota	Capital	Construction Work	(50% affordable)	Impact

*Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of September 30, 2024. Economic impact data is in 2023 dollars and all other figures are nominal.

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HIT Minnesota Projects Since Inception (1984)

CITY/PROJECT	CITY/PROJECT	CITY/PROJECT
Anoka - 213 Units (20% affordable)	Grand Rapids - 101 Units (19% affordable)	Mounds View - 74 Units (19% affordable)
Engles Estates	Colony Square Cooperative	Realife Cooperative of Mounds View
The American Cooperative of Anoka	Grand Itasca Clinic & Hospital	New Brighton - 106 Units (20% affordable)
Apple Valley - 58 Units	Hastings - 107 Units (100% affordable)	Meadowood Shores
Zvago Cooperative at Central Village	Haven Homes	Plymouth - 526 Units (40% affordable)
Blaine - 87 Units (81% affordable)	Hermantown - 168 Units (20% affordable)	Creekside Apartments
Blaine Town Square Senior Housing	The Meadows Townhomes	Fernbrook Townhomes
Bloomington - 287 Units (54% affordable)	Inver Grove Heights - 634 Units (17% affordable)	Regent at Plymouth
Applewood Pointe of Bloomington at Southtown	Babcock Trail Townhomes	Stone Creek Village
Cadence Apartments (Old Cedar)	Gramercy Park of St. Paul	Richfield - 403 Units (20% affordable)
Realife Cooperative of Bloomington	Inver Glen Senior Housing	Gramercy Park Cooperative
Summerhill Coop of Bloomington	Salem Green Apartments	The Chamberlain
Brooklyn Center - 171 Units (100% affordable)	Lakeville - 89 Units	Robbinsdale - 198 Units
The Crest Apartments	Estoria Cooperative of Lakeville	Parker Station Flats
Brooklyn Park - 99 Units (19% affordable)	Mankato - 95 Units (20% affordable)	Rochester - 151 Units (100% affordable)
Realife of Brooklyn Park	Colonial Manor	Fontaine Towers
Burnsville - 386 Units (52% affordable)	Maple Grove - 264 Units (20% affordable)	Roseville - 48 Units
Parkway Coop of Burnsville	Longstreet Apartments	Applewood Pointe of Roseville at Langton Lake
Realife Cooperative of Burnsville	Maplewood - 116 Units (10% affordable)	St. Louis Park - 635 Units (29% affordable)
Summit Townhomes	Beaver Creek/Pondview	Ellipse on Excelsior
Wyngate Townhomes	The American Cooperative at Lake Phalen	Excelsior & Grand Apartments
Chaska - 117 Units (50% affrodable)	Minneapolis - 4,790 Units (72% affordable)	Parkwood Shores Assisted Living Facility
Clover Field Market Place	1500 Nicollet	Rise on 7
Columbia Heights - 62 Units (100% affordable)	1900 Central/VOA Senior Housing	St. Paul - 2,223 Units (60% affordable)
42nd & Central	Bassett Creek Apartments	333 on the Park
Coon Rapids - 251 Units (22% affordable)	Cecil Newman Apartments	Brandt Jens Kluge
Riverdale Station East	City Walk - Walkway Uptown Apartments	Landmark Tower
Riverdale Station West	Five 15 on the Park	Marian Center of St. Paul
Duluth - 449 Units (21% affordable)	Flo Co Fusion	Morrow (University and Fairview)
Bay Point Estates Apts.	Gateway Northeast	Phalen Senior Lofts
Gramercy Park Duluth	Green on Fourth Apartments	Pioneer Apartments
Mount Royal Pines III	Heritage Landing	Sibley Park Apartments
The District Flats at Miller Hill	Heritage Park III	Soul
Zenith	Labor Retreat	The Penfield
Zvago Cooperative at Lake Superior	Ladder 260	Union Flats
Eden Prairie - 793 Units (31% affordable)	Lake Street Apartments	University & Dale
Eden Lake Townhomes	Park Plaza/Olson Court	West Side Flats Apartments
Elevate at Southwest Station	Peregrine Apartments	Wilder Square
Hills of Eden Prairie	Plymouth Townhomes	Winnipeg Apartments
Realife Cooperative of Valley View	Riverside Plaza Apartments	Zvago Cooperative at St. Anthony Park
Regency Park	Seward Towers East and West	Stillwater - 48 Units
Summerhill Coop of Eden Prairie	Solhem Apartments (Uptown House)	Zvago Cooperative at Stillwater
Summit Place ALF	St. Anthony Mills Apartments	West St. Paul - 97 Units (20% affordable)
Summit Place Apartments	The Jourdain	Realife Cooperative of West St. Paul
Edina - 90 Units (100% affordable)	The LaSalle	White Bear Lake - 60 Units (20% affordable)
Yorkdale Terrace Townhomes	The Midwell (Greenway Apartments)	Lakewood Place Apartments
Falcon Heights - 300 Units (62% affordable)	Wellstone Apartments	Woodbury - 282 Units (23% affordable)
Amber Union	Minnetonka - 218 Units (15% affordable)	Sundance at Settler's Ridge
Falcon Heights Mixed Income	Waterstone Place Apartments	Woodland Elders Assisted Living
Falcon Heights Town Square - Seniors	Zvago Cooperative at Glen Lake

The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. A complete list of the HIT’s portfolio holdings as of the most recently disclosed month-end is available upon request or on its website at aflcio-hit.com.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. Investors should read the current prospectus carefully before investing.